FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2023

(Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value
ENERGY — 0.5%
PHI Group, Inc., Restricted(a)(b)(c)(d)(e)	3,806,420	$45,677,040

		$45,677,040
INDUSTRIALS — 0.5%
Boart Longyear Group Ltd.(a)(d)	43,018,605	$40,119,592

		$40,119,592
RETAILING — 0.1%
Copper Earn Out Trust(b)(c)(e)	69,361	$242,763
Copper Property CTL Pass Through Trust(e)	520,208	5,462,184
		$5,704,947

TOTAL COMMON STOCKS — 1.1% (Cost $139,264,410)		$91,501,579

BONDS & DEBENTURES
COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.8%
AGENCY — 6.5%
Federal Home Loan Mortgage Corp. K057 A2 — 2.570% 7/25/2026	$87,324,000	$81,699,059
Federal Home Loan Mortgage Corp. K058 A2 — 2.653% 8/25/2026	13,173,000	12,316,988
Federal Home Loan Mortgage Corp. K054 A2 — 2.745% 1/25/2026	3,600,000	3,410,515
Federal Home Loan Mortgage Corp. K066 A2 — 3.117% 6/25/2027	7,223,000	6,807,094
Federal Home Loan Mortgage Corp. K065 A2 — 3.243% 4/25/2027	9,702,802	9,215,314
Federal Home Loan Mortgage Corp. K068 A2 — 3.244% 8/25/2027	8,509,735	8,041,992
Federal Home Loan Mortgage Corp. K051 A2 — 3.308% 9/25/2025	38,614,000	37,086,430
Federal Home Loan Mortgage Corp. K061 A2 — 3.347% 11/25/2026(f)	78,855,000	75,208,319
Federal Home Loan Mortgage Corp. K073 A2 — 3.350% 1/25/2028	2,600,000	2,461,689
Federal Home Loan Mortgage Corp. K062 A2 — 3.413% 12/25/2026	41,061,276	39,195,078
Federal Home Loan Mortgage Corp. K063 A2 — 3.430% 1/25/2027(f)	16,539,000	15,791,025
Federal Home Loan Mortgage Corp. K072 A2 — 3.444% 12/25/2027	12,338,034	11,730,462
Federal Home Loan Mortgage Corp. K091 A2 — 3.505% 3/25/2029	11,499,000	10,868,597
Federal Home Loan Mortgage Corp. K089 A2 — 3.563% 1/25/2029	13,971,714	13,249,703
Federal Home Loan Mortgage Corp. K077 A2 — 3.850% 5/25/2028(f)	4,086,000	3,947,588
Federal Home Loan Mortgage Corp. K076 A2 — 3.900% 4/25/2028	6,796,256	6,580,909
Federal Home Loan Mortgage Corp. K081 A2 — 3.900% 8/25/2028(f)	59,692,000	57,731,124
Federal Home Loan Mortgage Corp. K082 A2 — 3.920% 9/25/2028(f)	44,974,000	43,514,657
Federal Home Loan Mortgage Corp. K079 A2 — 3.926% 6/25/2028	13,706,000	13,278,706
Federal Home Loan Mortgage Corp. K080 A2 — 3.926% 7/25/2028(f)	23,177,000	22,454,140
Federal Home Loan Mortgage Corp. K083 A2 — 4.050% 9/25/2028(f)	17,427,000	16,954,920
Federal Home Loan Mortgage Corp. K085 A2 — 4.060% 10/25/2028(f)	27,924,000	27,143,128
		$518,687,437
AGENCY STRIPPED — 0.4%
Government National Mortgage Association 2012-45 IO — 0.000% 4/16/2053(f)	$1,009,465	$1
Government National Mortgage Association 2013-45 IO — 0.087% 12/16/2053(f)	21,775,922	20,075
Government National Mortgage Association 2012-125 IO — 0.175% 2/16/2053(f)	37,638,143	217,168
Government National Mortgage Association 2014-110 IO — 0.181% 1/16/2057(f)	13,688,933	126,126

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Government National Mortgage Association 2014-157 IO — 0.191% 5/16/2055(f)	$24,817,950	$164,335
Government National Mortgage Association 2013-125 IO — 0.227% 10/16/2054(f)	7,093,993	106,267
Government National Mortgage Association 2015-169 IO — 0.259% 7/16/2057(f)	45,330,058	623,433
Government National Mortgage Association 2015-41 IO — 0.276% 9/16/2056(f)	7,328,233	85,757
Government National Mortgage Association 2015-19 IO — 0.295% 1/16/2057(f)	28,121,088	435,109
Government National Mortgage Association 2015-108 IO — 0.337% 10/16/2056(f)	1,507,100	60,881
Government National Mortgage Association 2014-153 IO — 0.341% 4/16/2056(f)	29,388,674	332,448
Government National Mortgage Association 2015-150 IO — 0.364% 9/16/2057(f)	7,671,713	153,819
Government National Mortgage Association 2012-79 IO — 0.383% 3/16/2053(f)	39,132,202	391,177
Government National Mortgage Association 2012-25 IO — 0.398% 8/16/2052(f)	688,662	461
Government National Mortgage Association 2012-150 IO — 0.437% 11/16/2052(f)	17,111,938	128,367
Government National Mortgage Association 2015-7 IO — 0.454% 1/16/2057(f)	16,986,996	342,103
Government National Mortgage Association 2016-65 IO — 0.495% 1/16/2058(f)	29,499,205	704,344
Government National Mortgage Association 2014-175 IO — 0.537% 4/16/2056(f)	67,234,975	1,442,022
Government National Mortgage Association 2014-138 IO — 0.561% 4/16/2056(f)	5,916,545	120,306
Government National Mortgage Association 2014-77 IO — 0.585% 12/16/2047(f)	11,377,388	113,698
Government National Mortgage Association 2014-187 IO — 0.619% 5/16/2056(f)	67,655,689	1,579,436
Government National Mortgage Association 2012-114 IO — 0.620% 1/16/2053(f)	15,152,522	261,608
Government National Mortgage Association 2016-125 IO — 0.808% 12/16/2057(f)	57,136,481	2,133,482
Government National Mortgage Association 2020-75 IO — 0.869% 2/16/2062(f)	100,750,838	6,394,897
Government National Mortgage Association 2020-42 IO — 0.937% 3/16/2062(f)	126,948,346	8,171,373
Government National Mortgage Association 2016-106 IO — 0.969% 9/16/2058(f)	85,305,393	3,695,242
Government National Mortgage Association 2020-71 IO — 1.087% 1/16/2062(f)	55,677,582	3,903,115
Government National Mortgage Association 2020-43 IO — 1.261% 11/16/2061(f)	42,497,159	3,234,119
		$34,941,169
NON-AGENCY — 8.9%
A10 Bridge Asset Financing LLC 2021-D A1FX — 2.589% 10/1/2038(g)	$7,007,184	$6,631,650
ACRE Commercial Mortgage Ltd. 2021-FL4 A, 1M USD SOFR + 0.944% — 6.035% 12/18/2037(f)(g)	6,559,815	6,475,379
ACRES Commercial Realty Ltd. 2021-FL1 A, 1M USD SOFR + 1.314% — 6.416% 6/15/2036(f)(g)	59,674,084	57,887,537
ACRES Commercial Realty Ltd. 2021-FL2 A, 1M USD SOFR + 1.514% — 6.616% 1/15/2037(f)(g)	13,444,000	13,129,060
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL1 A, 1M USD LIBOR + 0.970% — 6.189% 12/15/2035(f)(g)	54,525,000	53,861,360
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A, 1M USD LIBOR + 1.100% — 6.293% 5/15/2036(f)(g)	45,859,000	45,029,103
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A, SOFR30A + 1.450% — 6.517% 1/15/2037(f)(g)	57,822,000	56,775,075
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 1M USD LIBOR + 1.350% — 6.543% 11/15/2036(f)(g)	59,062,000	57,882,089
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A, 1M USD SOFR + 1.850% — 6.997% 5/15/2037(f)(g)	35,540,000	35,058,614
BBCMS Trust 2015-SRCH A1 — 3.312% 8/10/2035(g)	11,024,213	10,128,400
BDS Ltd. 2021-FL8 A, 1M USD LIBOR + 0.920% — 6.077% 1/18/2036(f)(g)	13,568,384	13,306,057
BX Commercial Mortgage Trust 2021-VOLT E, 1M USD LIBOR + 2.000% — 7.193% 9/15/2036(f)(g)	28,900,000	27,275,485
COMM Mortgage Trust 2014-CR20 A3 — 3.326% 11/10/2047	9,170,189	8,843,166
HERA Commercial Mortgage Ltd. 2021-FL1 A, 1M TSFR + 1.164% — 6.207% 2/18/2038(f)(g)	47,214,648	45,574,076

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Independence Plaza Trust 2018-INDP A — 3.763% 7/10/2035(g)	$11,081,000	$10,350,138
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	2,511,122	2,439,939
JPMBB Commercial Mortgage Securities Trust 2015-C31 A3 — 3.801% 8/15/2048	7,598,510	7,159,074
KREF Ltd. 2021-FL2 A, 1M USD LIBOR + 1.070% — 6.228% 2/15/2039(f)(g)	19,179,000	18,489,254
LCCM Trust 2021-FL2 A, 1M TSFR + 1.314% — 6.462% 12/13/2038(f)(g)	9,154,000	8,718,522
LoanCore Issuer Ltd. 2021-CRE4 A, SOFR30A + 0.914% — 5.981% 7/15/2035(f)(g)	9,024,434	8,832,745
LoanCore Issuer Ltd. 2021-CRE5 A, 1M USD LIBOR + 1.300% — 6.493% 7/15/2036(f)(g)	8,879,000	8,572,265
MF1 Ltd. 2020-FL4 A, 1M TSFR + 1.814% — 6.962% 11/15/2035(f)(g)	9,051,067	8,971,070
Progress Residential Trust 2021-SFR7 A — 1.692% 8/17/2040(g)	14,323,782	11,749,798
Progress Residential Trust 2021-SFR9 A — 2.013% 11/17/2040(g)	8,797,640	7,323,155
Progress Residential Trust 2021-SFR11 A — 2.283% 1/17/2039(g)	13,079,014	10,945,827
Progress Residential Trust 2021-SFR10 A — 2.393% 12/17/2040(g)	57,184,569	48,613,826
Ready Capital Mortgage Financing LLC 2021-FL5 A, 1M USD LIBOR + 1.000% — 6.150% 4/25/2038(f)(g)	13,432,293	13,115,838
Shelter Growth CRE Issuer Ltd. 2021-FL3 A, 1M USD LIBOR + 1.080% — 6.273% 9/15/2036(f)(g)	11,716,177	11,510,172
STWD Ltd. 2021-FL2 A, 1M USD LIBOR + 1.200% — 6.358% 4/18/2038(f)(g)	33,755,000	32,598,773
TRTX Issuer Ltd. 2022-FL5 A, SOFR30A + 1.650% — 6.717% 2/15/2039(f)(g)	37,857,000	36,832,272
VMC Finance LLC 2021-HT1 A, 1M USD LIBOR + 1.650% — 6.807% 1/18/2037(f)(g)	20,143,100	19,498,311
		$703,578,030

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $1,312,926,274)		$1,257,206,636

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.4%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.1%
Federal Home Loan Mortgage Corp. 4170 QE — 2.000% 5/15/2032	$520,689	$500,873
Federal Home Loan Mortgage Corp. 3979 HD — 2.500% 12/15/2026	346,964	336,817
Federal Home Loan Mortgage Corp. 4304 DA — 2.500% 1/15/2027	74,706	73,830
Federal Home Loan Mortgage Corp. 4010 DE — 2.500% 2/15/2027	434,335	420,775
Federal Home Loan Mortgage Corp. 3914 MA — 3.000% 6/15/2026	324,166	314,536
Federal Home Loan Mortgage Corp. 3862 MB — 3.500% 5/15/2026	3,042,184	2,965,442
Federal Home Loan Mortgage Corp. 3828 VE — 4.500% 1/15/2024	117,751	117,201
Federal National Mortgage Association 2014-21 ED — 2.250% 4/25/2029	28,659	27,660
Federal National Mortgage Association 2013-135 KM — 2.500% 3/25/2028	55,138	54,743
Federal National Mortgage Association 2013-93 PJ — 3.000% 7/25/2042	667,943	636,566
Federal National Mortgage Association 2011-80 KB — 3.500% 8/25/2026	1,885,392	1,838,650
Federal National Mortgage Association 2012-144 PD — 3.500% 4/25/2042	1,355,945	1,292,879
Federal National Mortgage Association 2010-43 MK — 5.500% 5/25/2040	413,626	410,835
		$8,990,807
AGENCY POOL ADJUSTABLE RATE — 0.0%
Federal National Mortgage Association 865963, 12M USD LIBOR + 1.906% — 4.499% 3/1/2036(f)	$265,827	$260,861

AGENCY POOL FIXED RATE — 1.9%
Federal Home Loan Mortgage Corp. ZA2796 — 2.500% 11/1/2027	$1,743,807	$1,654,224
Federal Home Loan Mortgage Corp. J22472 — 2.500% 2/1/2028	1,287,236	1,222,570
Federal Home Loan Mortgage Corp. ZS8495 — 2.500% 8/1/2028	635,208	600,135

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. J32374 — 2.500% 11/1/2028	$70,787,859	$67,002,577
Federal Home Loan Mortgage Corp. G15169 — 4.500% 9/1/2026	213,770	210,679
Federal Home Loan Mortgage Corp. G15272 — 4.500% 9/1/2026	41,243	40,877
Federal Home Loan Mortgage Corp. G15875 — 4.500% 9/1/2026	227,143	224,523
Federal Home Loan Mortgage Corp. G15036 — 5.000% 6/1/2024	2,926	2,915
Federal Home Loan Mortgage Corp. G13667 — 5.000% 8/1/2024	23	23
Federal Home Loan Mortgage Corp. G15173 — 5.000% 6/1/2026	5,131	5,102
Federal Home Loan Mortgage Corp. G15407 — 5.000% 6/1/2026	38,296	38,092
Federal Home Loan Mortgage Corp. G15230 — 5.500% 12/1/2024	12,304	12,252
Federal Home Loan Mortgage Corp. G15458 — 5.500% 12/1/2024	399	398
Federal Home Loan Mortgage Corp. G14460 — 6.000% 1/1/2024	235	235
Federal National Mortgage Association AQ9360 — 2.500% 1/1/2028	698,123	662,259
Federal National Mortgage Association FS0499 — 2.500% 11/1/2030	35,753,197	33,754,361
Federal National Mortgage Association FS0452 — 2.500% 10/1/2031	4,380,054	4,152,627
Federal National Mortgage Association FS0494 — 2.500% 2/1/2035	43,456,706	41,155,508
Federal National Mortgage Association FM1102 — 4.000% 3/1/2031	1,771,517	1,732,508
Federal National Mortgage Association AL4056 — 5.000% 6/1/2026	5,135	5,099
Federal National Mortgage Association AL5867 — 5.500% 8/1/2023	228	227
Federal National Mortgage Association AL0471 — 5.500% 7/1/2025	2,305	2,314
Federal National Mortgage Association AL4433 — 5.500% 9/1/2025	4,869	4,887
Federal National Mortgage Association AL4901 — 5.500% 9/1/2025	838	834
		$152,485,226
AGENCY STRIPPED — 0.0%
Federal Home Loan Mortgage Corp. 217 PO — 0.000% 1/1/2032(h)	$65,269	$54,374
Federal Home Loan Mortgage Corp. 217 IO — 6.500% 1/1/2032	62,847	10,796
Federal National Mortgage Association 2010-25 NI — 5.000% 3/25/2025	5	—
Federal National Mortgage Association 2003-64 XI — 5.000% 7/25/2033	177,993	24,407
		$89,577
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.4%
Cascade Funding Mortgage Trust 2021-HB6 A — 0.898% 6/25/2036(f)(g)	$12,279,719	$11,588,282
CFMT LLC 2021-HB5 A — 0.801% 2/25/2031(f)(g)	18,973,583	18,356,004
CFMT LLC 2021-HB7 A — 1.151% 10/27/2031(f)(g)	15,181,229	14,214,451
CFMT LLC 2021-HB7 M1 — 2.125% 10/27/2031(f)(g)	15,406,000	14,085,653
Citigroup Mortgage Loan Trust, Inc., 2014-A A — 4.000% 1/25/2035(f)(g)	2,449,944	2,249,536
PRET LLC 2021-NPL6 A1 — 2.487% 7/25/2051(g)(i)	14,088,245	13,146,951
PRET LLC 2021-NPL5 A1 — 2.487% 10/25/2051(g)(i)	59,160,742	55,411,306
Pretium Mortgage Credit Partners I LLC 2021-NPL2 A1 — 1.992% 6/27/2060(g)(i)	24,768,433	22,490,839
Pretium Mortgage Credit Partners I LLC 2021-NPL4 A1 — 2.363% 10/27/2060(g)(i)	39,754,909	36,649,001
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(f)(g)	16,506,713	15,438,130
PRPM LLC 2021-9 A1 — 2.363% 10/25/2026(g)(i)	19,710,354	18,276,680
PRPM LLC 2021-10 A1 — 2.487% 10/25/2026(g)(i)	25,819,286	23,783,618
PRPM LLC 2021-11 A1 — 2.487% 11/25/2026(g)(i)	30,692,910	28,301,730
RCO VII Mortgage LLC 2021-2 A1 — 2.116% 9/25/2026(g)(i)	15,129,132	14,193,879
Towd Point Mortgage Trust 2020-4 A1 — 1.750% 10/25/2060(g)	9,074,459	7,837,471
Towd Point Mortgage Trust 2018-2 A1 — 3.250% 3/25/2058(f)(g)	20,482,631	19,424,322
Towd Point Mortgage Trust 2018-5 A1A — 3.250% 7/25/2058(f)(g)	12,606,756	11,993,447
Towd Point Mortgage Trust 2023-1 A1 — 3.750% 1/25/2063(g)	25,028,096	23,161,160
VCAT LLC 2021-NPL2 A1 — 2.115% 3/27/2051(g)(i)	16,941,750	16,010,542
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(g)(i)	2,933,845	2,805,057

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
VOLT C LLC 2021-NPL9 A1 — 1.992% 5/25/2051(g)(i)	$15,635,053	$14,296,862
VOLT XCIV LLC 2021-NPL3 A1 — 2.240% 2/27/2051(g)(i)	21,555,627	20,417,624
VOLT XCV LLC 2021-NPL4 A1 — 2.240% 3/27/2051(g)(i)	19,985,697	18,733,849
		$422,866,394

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $623,717,340)		$584,692,865

ASSET-BACKED SECURITIES — 60.4%
AUTO — 13.6%
BMW Vehicle Owner Trust 2022-A A4 — 3.440% 12/26/2028	$25,298,000	$23,986,623
Capital One Prime Auto Receivables Trust 2022-2 A4 — 3.690% 12/15/2027	15,513,000	14,784,474
CarMax Auto Owner Trust 2022-1 A3 — 1.470% 12/15/2026	61,620,000	58,969,514
CarMax Auto Owner Trust 2020-3 C — 1.690% 4/15/2026	1,064,000	1,019,022
Carmax Auto Owner Trust 2022-3 A4 — 4.060% 2/15/2028	63,819,000	61,165,055
CarMax Auto Owner Trust 2023-1 A4 — 4.650% 1/16/2029	10,892,000	10,693,050
Carmax Auto Owner Trust 2022-3 B — 4.690% 2/15/2028	19,152,000	18,483,877
CarMax Auto Owner Trust 2023-2 A4 — 5.010% 11/15/2028	21,176,000	20,804,196
Drive Auto Receivables Trust 2021-3 C — 1.470% 1/15/2027	72,790,000	69,730,360
DT Auto Owner Trust 2021-3A C — 0.870% 5/17/2027(g)	18,106,000	17,277,929
DT Auto Owner Trust 2021-4A C — 1.500% 9/15/2027(g)	13,540,000	12,654,741
DT Auto Owner Trust 2022-1A C — 2.960% 11/15/2027(g)	18,926,000	18,181,160
Exeter Automobile Receivables Trust 2021-4A C — 1.460% 10/15/2027	41,400,000	39,641,026
Exeter Automobile Receivables Trust 2022-1A C — 2.560% 6/15/2028	49,707,000	47,606,332
Flagship Credit Auto Trust 2021-2 C — 1.270% 6/15/2027(g)	17,609,000	16,365,053
Flagship Credit Auto Trust 2021-4 B — 1.490% 2/15/2027(g)	8,567,000	7,987,971
Ford Credit Auto Owner Trust 2020-B B — 1.190% 1/15/2026	400,000	387,249
Ford Credit Auto Owner Trust 2023-A A4 — 4.560% 12/15/2028	14,487,000	14,243,206
Ford Credit Auto Owner Trust 2023-B A4 — 5.060% 2/15/2029	7,137,000	7,106,627
GM Financial Automobile Leasing Trust 2022-1 B — 2.230% 2/20/2026	12,446,000	11,874,762
GM Financial Automobile Leasing Trust 2022-1 C — 2.640% 2/20/2026	32,069,000	30,588,948
GM Financial Consumer Automobile Receivables Trust 2022-1 A3 — 1.260% 11/16/2026	29,166,000	27,835,523
GM Financial Consumer Automobile Receivables Trust 2020-3 C — 1.370% 1/16/2026	2,760,000	2,634,659
GM Financial Consumer Automobile Receivables Trust 2022-3 A4 — 3.710% 12/16/2027	25,555,000	24,599,307
GM Financial Consumer Automobile Receivables Trust 2023-1 A4 — 4.590% 7/17/2028	15,767,000	15,469,193
GM Financial Revolving Receivables Trust 2021-1 A — 1.170% 6/12/2034(g)	38,305,000	33,588,980
GM Financial Revolving Receivables Trust 2023-1 A — 5.120% 4/11/2035(g)	49,942,000	49,439,309
Honda Auto Receivables Owner Trust 2022-2 A4 — 3.760% 12/18/2028	6,350,000	6,129,350
Hyundai Auto Receivables Trust 2022-B A4 — 3.800% 8/15/2028	14,340,000	13,789,073
Mercedes-Benz Auto Receivables Trust 2023-1 A4 — 4.310% 4/16/2029	10,006,000	9,784,207
Nissan Auto Receivables Owner Trust 2022-B A4 — 4.450% 11/15/2029	13,366,000	13,079,605
Nissan Auto Receivables Owner Trust 2023-A A4 — 4.850% 6/17/2030	15,538,000	15,363,303
Porsche Financial Auto Securitization Trust 2023-1A A4 — 4.720% 6/23/2031(g)	17,279,000	17,068,763
Prestige Auto Receivables Trust 2021-1A C — 1.530% 2/15/2028(g)	13,545,000	12,591,031
Santander Drive Auto Receivables Trust 2022-1 C — 2.560% 4/17/2028	33,202,000	31,811,440
Santander Retail Auto Lease Trust 2021-A C — 1.140% 3/20/2026(g)	1,886,000	1,813,558
Santander Retail Auto Lease Trust 2022-A A4 — 1.420% 1/20/2026(g)	18,847,000	17,776,854
Santander Retail Auto Lease Trust 2022-A B — 1.610% 1/20/2026(g)	10,319,000	9,706,404
SFS Auto Receivables Securitization Trust 2023-1A A4 — 5.470% 12/20/2029(g)	8,951,000	8,914,495
Toyota Auto Loan Extended Note Trust 2022-1A A — 3.820% 4/25/2035(g)	54,519,000	51,759,842
Toyota Auto Receivables Owner Trust 2022-C A4 — 3.770% 2/15/2028	10,600,000	10,192,789

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Toyota Auto Receivables Owner Trust 2023-A A4 — 4.420% 8/15/2028	$16,189,000	$15,848,210
Toyota Auto Receivables Owner Trust 2023-B A4 — 4.660% 9/15/2028	19,879,000	19,613,013
Volkswagen Auto Loan Enhanced Trust 2023-1 A4 — 5.010% 1/22/2030	11,637,000	11,608,729
Westlake Automobile Receivables Trust 2021-3A C — 1.580% 1/15/2027(g)	69,605,000	65,750,373
Westlake Automobile Receivables Trust 2022-1A C — 3.110% 3/15/2027(g)	52,910,000	50,475,992
World Omni Auto Receivables Trust 2020-C C — 1.390% 5/17/2027	3,415,000	3,178,055
World Omni Auto Receivables Trust 2023-A A4 — 4.660% 5/15/2029	14,612,000	14,411,059
World Omni Auto Receivables Trust 2023-B A4 — 4.680% 5/15/2029	21,627,000	21,142,449
		$1,078,926,740
COLLATERALIZED LOAN OBLIGATION — 13.4%
ABPCI Direct Lending Fund CLO X LP 2020-10A A1A, 3M USD LIBOR + 1.950% — 7.200% 1/20/2032(f)(g)	$19,397,000	$19,151,900
ABPCI Direct Lending Fund IX LLC 2020-9A A1R, 3M USD LIBOR + 1.400% — 6.692% 11/18/2031(f)(g)	43,972,000	43,277,067
Blackrock Mount Adams CLO IX LP 2021-9A A1, 3M USD LIBOR + 1.370% — 6.890% 9/22/2031(f)(g)	23,819,678	23,406,263
Brightwood Capital MM CLO Ltd. 2021-2A A, 3M USD LIBOR + 1.650% — 6.910% 11/15/2030(f)(g)	82,524,751	81,352,074
BTC Holdings Fund I LLC — 8.020% 1/28/2027(b)(e)(f)	3,046,927	3,046,927
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 7.920% 10/20/2029(b)(e)(f)	18,000,000	18,000,000
Cerberus Loan Funding XL LLC 2023-1A A, 3M TSFR + 2.400% — 7.189% 3/22/2035(f)(g)	10,299,000	10,273,067
Cerberus Loan Funding XLI LLC 2023-2A A1, 3M TSFR + 2.550% — 7.801% 7/15/2035(f)(g)	51,840,000	51,832,950
Cerberus Loan Funding XXIX LP 2020-2A A, 3M USD LIBOR + 1.900% — 7.160% 10/15/2032(f)(g)	113,123,000	112,369,940
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1TR, 3M USD LIBOR + 1.550% — 6.810% 10/15/2033(f)(g)	118,776,000	115,397,773
Fortress Credit Opportunities XI CLO Ltd. 2018-11A A1T, 3M USD LIBOR + 1.300% — 6.560% 4/15/2031(f)(g)	37,820,000	37,450,347
Fortress Credit Opportunities XVII CLO Ltd. 2022-17A A, 3M TSFR + 1.370% — 6.356% 1/15/2030(f)(g)	26,326,453	26,078,089
Golub Capital Partners CLO 36M Ltd. 2018-36A A, 3M USD LIBOR + 1.300% — 6.626% 2/5/2031(f)(g)	62,590,217	61,983,154
Golub Capital Partners CLO 42M Ltd. 2019-42A A2, 3M USD LIBOR + 2.000% — 7.250% 4/20/2031(f)(g)	13,772,000	13,455,230
Golub Capital Partners CLO 45M Ltd. 2019-45A B1, 3M USD LIBOR + 2.550% — 7.800% 10/20/2031(f)(g)	17,314,000	16,848,444
Golub Capital Partners CLO 67M 2023-67A A1, 3M TSFR + 2.500% — 7.631% 5/9/2036(f)(g)	43,478,000	43,480,087
Lake Shore MM CLO III LLC 2019-2A A2R — 2.525% 10/17/2031(g)	11,083,000	10,123,434
Lake Shore MM CLO III LLC 2019-2A A1R, 3M USD LIBOR + 1.480% — 6.740% 10/17/2031(f)(g)	23,662,000	23,227,163
Lake Shore MM CLO IV Ltd. 2021-1A X, 3M USD LIBOR + 1.180% — 6.440% 10/15/2033(f)(g)	11,528,666	11,357,811
LCM XX LP 20A AR, 3M USD LIBOR + 1.040% — 6.290% 10/20/2027(f)(g)	985,533	984,248
Owl Rock CLO VI Ltd. 2021-6A A, 3M USD LIBOR + 1.450% — 6.960% 6/21/2032(f)(g)	66,692,000	65,203,901
Parliament CLO II Ltd. 2021-2A A, 3M USD LIBOR + 1.350% — 6.729% 8/20/2032(f)(g)	40,353,540	39,428,717

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
Parliament Funding II Ltd. 2020-1A AR, 3M USD LIBOR + 1.250% — 6.500% 10/20/2031(f)(g)	$40,183,835	$39,624,999
Saranac CLO III Ltd. 2014-3A ALR, 3M USD LIBOR + 1.600% — 7.120% 6/22/2030(f)(g)	18,021,629	17,931,485
VCP CLO II Ltd. 2021-2A A1, 3M USD LIBOR + 1.670% — 6.930% 4/15/2031(f)(g)	101,155,000	100,045,532
Woodmont Trust 2019-6A A1R, 3M USD LIBOR + 1.480% — 6.740% 7/15/2031(f)(g)	62,588,000	61,650,932
Woodmont Trust 2019-6A A1R2, 3M USD LIBOR + 1.480% — 6.740% 7/15/2031(f)(g)	16,952,000	16,698,195
		$1,063,679,729
CREDIT CARD — 1.4%
American Express Credit Account Master Trust 2022-2 A — 3.390% 5/15/2027	$53,566,000	$51,661,611
American Express Credit Account Master Trust 2023-2 A — 4.800% 5/15/2030	12,068,000	11,950,574
Discover Card Execution Note Trust 2022-A2 A — 3.320% 5/15/2027	50,645,000	48,796,143
		$112,408,328
EQUIPMENT — 15.3%
ARI Fleet Lease Trust 2022-A A3 — 3.430% 1/15/2031(g)	$10,094,000	$9,607,010
Avis Budget Rental Car Funding AESOP LLC 2021-2A A — 1.660% 2/20/2028(g)	4,211,000	3,661,384
Avis Budget Rental Car Funding AESOP LLC 2019-3A A — 2.360% 3/20/2026(g)	8,591,000	8,106,731
Avis Budget Rental Car Funding AESOP LLC 2023-1A A — 5.250% 4/20/2029(g)	13,136,000	12,783,147
Avis Budget Rental Car Funding AESOP LLC 2023-4A A — 5.490% 6/20/2029(g)	38,251,000	37,558,397
Avis Budget Rental Car Funding AESOP LLC 2023-6A A — 5.810% 12/20/2029(g)	38,742,000	38,672,594
CNH Equipment Trust 2021-B A3 — 0.440% 8/17/2026	1,557,012	1,479,869
CNH Equipment Trust 2022-A A3 — 2.940% 7/15/2027	19,831,000	18,898,989
CNH Equipment Trust 2022-B A4 — 3.910% 3/15/2028	7,414,000	7,102,738
CNH Equipment Trust 2023-A A4 — 4.770% 10/15/2030	6,738,000	6,585,551
Coinstar Funding LLC 2017-1A A2 — 5.216% 4/25/2047(g)	12,056,440	10,232,568
Dell Equipment Finance Trust 2021-2 C — 0.940% 12/22/2026(g)	11,180,000	10,708,320
Dell Equipment Finance Trust 2022-1 B — 2.720% 8/23/2027(g)	17,115,000	16,404,690
Dell Equipment Finance Trust 2022-1 C — 2.940% 8/23/2027(g)	17,567,000	16,825,513
Dell Equipment Finance Trust 2022-2 B — 4.400% 7/22/2027(g)	5,100,000	4,922,805
Dell Equipment Finance Trust 2022-2 C — 4.740% 7/22/2027(g)	4,700,000	4,516,054
Enterprise Fleet Financing LLC 2022-3 A3 — 4.290% 7/20/2029(g)	9,703,000	9,301,430
Enterprise Fleet Financing LLC 2022-2 A3 — 4.790% 5/21/2029(g)	32,246,000	31,469,097
Enterprise Fleet Financing LLC 2023-1 A3 — 5.420% 10/22/2029(g)	28,811,000	28,522,086
Enterprise Fleet Financing LLC 2023-2 A3 — 5.500% 4/22/2030(g)	37,963,000	37,642,809
Enterprise Fleet Financing LLC 2022-4 A3 — 5.650% 10/22/2029(g)	18,980,000	18,951,665
Enterprise Fleet Funding LLC 2021-1 A3 — 0.700% 12/21/2026(g)	2,050,000	1,931,544
Ford Credit Floorplan Master Owner Trust A 2020-2 A — 1.060% 9/15/2027	5,070,000	4,605,694
Ford Credit Floorplan Master Owner Trust A 2018-4 A — 4.060% 11/15/2030	78,467,000	74,167,746
GMF Floorplan Owner Revolving Trust 2023-2 A — 5.340% 6/17/2030(g)	18,848,000	18,855,520
GreatAmerica Leasing Receivables 2023-1 A4 — 5.060% 3/15/2030(g)	16,501,000	16,219,252
GreatAmerica Leasing Receivables Funding LLC 2022-1 A4 — 5.350% 7/16/2029(g)	17,738,000	17,667,239
Hertz Vehicle Financing III LP 2021-2A A — 1.680% 12/27/2027(g)	44,631,000	38,888,200
Hertz Vehicle Financing LLC 2022-2A A — 2.330% 6/26/2028(g)	38,642,000	34,003,233
Hertz Vehicle Financing LLC 2022-4A A — 3.730% 9/25/2026(g)	45,319,000	43,156,255
Hertz Vehicle Financing LLC 2022-5A A — 3.890% 9/25/2028(g)	72,333,000	68,053,960
HPEFS Equipment Trust 2022-1A B — 1.790% 5/21/2029(g)	26,862,000	25,539,761
HPEFS Equipment Trust 2022-1A C — 1.960% 5/21/2029(g)	17,858,000	16,829,506
HPEFS Equipment Trust 2022-2A B — 4.200% 9/20/2029(g)	9,732,000	9,308,455
HPEFS Equipment Trust 2022-2A C — 4.430% 9/20/2029(g)	5,634,000	5,371,498

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
John Deere Owner Trust 2022-A A3 — 2.320% 9/16/2026	$39,342,000	$37,822,541
John Deere Owner Trust 2022-B A4 — 3.800% 5/15/2029	17,226,000	16,497,666
John Deere Owner Trust 2023-A A4 — 5.010% 12/17/2029	15,675,000	15,540,516
John Deere Owner Trust 2023-B A4 — 5.110% 5/15/2030	11,706,000	11,623,073
Kubota Credit Owner Trust 2022-1A A3 — 2.670% 10/15/2026(g)	88,222,000	83,962,924
Kubota Credit Owner Trust 2022-2A A4 — 4.170% 6/15/2028(g)	34,050,000	32,656,831
Kubota Credit Owner Trust 2023-1A A4 — 5.070% 2/15/2029(g)	9,456,000	9,202,137
NextGear Floorplan Master Owner Trust 2021-1A A — 0.850% 7/15/2026(g)	3,947,000	3,732,958
NextGear Floorplan Master Owner Trust 2022-1A A2 — 2.800% 3/15/2027(g)	72,271,000	68,488,343
Prop 2017-1A — 5.300% 3/15/2042(b)	16,680,702	14,595,614
Verizon Master Trust 2022-4 A — 3.400% 11/20/2028	77,914,000	74,965,734
Verizon Master Trust 2022-4 B — 3.640% 11/20/2028	34,616,000	32,855,704
Verizon Master Trust 2022-6 A — 3.670% 1/22/2029	37,943,000	36,644,063
Verizon Master Trust 2022-4 C — 3.890% 11/20/2028	8,987,000	8,527,029
Verizon Master Trust 2023-3 A — 4.730% 4/21/2031(g)	58,231,000	57,627,337
		$1,213,293,780
OTHER — 16.7%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(g)	$37,774,000	$35,182,137
ABPCI Direct Lending Fund ABS II LLC 2022-2A A1, 3M TSFR + 2.100% — 7.179% 3/1/2032(f)(g)	26,204,000	25,788,326
American Tower Trust I — 5.490% 3/15/2028(g)	62,552,000	62,414,923
Brazos Securitization LLC — 5.014% 3/1/2034(g)	10,409,000	10,266,836
Cleco Securitization I LLC — 4.016% 3/1/2033	22,763,219	21,606,649
Cologix Data Centers US Issuer LLC 2021-1A A2 — 3.300% 12/26/2051(g)	58,068,000	51,451,331
DataBank Issuer 2021-1A A2 — 2.060% 2/27/2051(g)	14,750,000	12,929,064
Elm Trust 2020-4A A2 — 2.286% 10/20/2029(g)	9,080,580	8,336,829
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(g)	9,280,449	8,613,925
FCI Funding LLC 2021-1A A — 1.130% 4/15/2033(g)	3,322,723	3,173,975
Golub Capital Partners ABS Funding Ltd. 2021-1A A2 — 2.773% 4/20/2029(g)	56,366,000	51,945,914
Golub Capital Partners ABS Funding Ltd. 2021-2A A — 2.944% 10/19/2029(g)	95,445,000	83,671,802
Golub Capital Partners ABS Funding Ltd. 2020-1A A2 — 3.208% 1/22/2029(g)	44,967,000	41,875,519
Gracie Point International Funding 2021-1A A, 1M USD LIBOR + 0.750% — 5.920% 11/1/2023(f)(g)	20,250,787	20,234,623
Kansas Gas Service Securitization I LLC — 5.486% 8/1/2034	52,473,000	52,757,388
Louisiana Local Government Environmental Facilities & Community Development Auth Rev. (TXBL-LA ULT RESTORATION CORP P) — 3.615% 2/1/2029	43,730,376	41,967,008
Monroe Capital ABS Funding Ltd. 2021-1A A2 — 2.815% 4/22/2031(g)	45,379,000	42,591,413
Oklahoma Development Finance Authority — 3.877% 5/1/2037	24,775,835	24,022,355
Oklahoma Development Finance Authority — 4.135% 12/1/2033	29,797,806	29,259,698
Oklahoma Development Finance Authority — 4.285% 2/1/2034	11,115,184	10,705,154
Oportun Funding XIV LLC 2021-A A — 1.210% 3/8/2028(g)	8,263,823	7,881,074
Oportun Issuance Trust 2021-C A — 2.180% 10/8/2031(g)	64,181,000	57,741,938
Owl Rock Technology Financing LLC 2020-1A A, 3M USD LIBOR + 2.950% — 8.210% 1/15/2031(f)(g)	84,031,830	83,147,899
PFS Financing Corp. 2021-B A — 0.770% 8/15/2026(g)	52,919,000	49,781,930
PFS Financing Corp. 2021-A B — 0.960% 4/15/2026(g)	5,986,000	5,685,103
PFS Financing Corp. 2021-B B — 1.090% 8/15/2026(g)	11,978,000	11,156,155
PFS Financing Corp. 2022-A A — 2.470% 2/15/2027(g)	105,379,000	99,624,074
PFS Financing Corp. 2022-A B — 2.770% 2/15/2027(g)	21,651,000	20,362,726

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
PFS Financing Corp. 2022-C A — 3.890% 5/15/2027(g)	$77,233,000	$74,395,243
PFS Financing Corp. 2022-D A — 4.270% 8/15/2027(g)	71,781,000	69,701,928
PFS Financing Corp. 2022-C B — 4.390% 5/15/2027(g)	11,913,000	11,227,036
PG&E Recovery Funding LLC — 5.045% 7/15/2034	26,507,000	26,357,697
PG&E Wildfire Recovery Funding LLC — 4.022% 6/1/2033	50,415,477	48,226,921
SBA Tower Trust — 1.631% 5/15/2051(g)	14,427,000	12,353,576
SBA Tower Trust — 2.328% 7/15/2052(g)	17,196,000	14,627,535
SBA Tower Trust — 6.599% 1/15/2028(g)	12,423,000	12,638,737
SpringCastle America Funding LLC 2020-AA A — 1.970% 9/25/2037(g)	15,447,330	13,832,607
Texas Natural Gas Securitization Finance Corp. — 5.102% 4/1/2035	8,561,000	8,554,290
TVEST LLC 2020-A A — 4.500% 7/15/2032(g)	2,129,449	2,110,076
Vantage Data Centers Issuer LLC 2020-1A A2 — 1.645% 9/15/2045(g)	19,214,000	17,832,802
VCP RRL ABS I Ltd. 2021-1A A — 2.152% 10/20/2031(g)	40,441,019	36,565,726
WEPCo Environmental Trust Finance LLC 2021-1 A — 1.578% 12/15/2035	10,109,233	8,432,971
		$1,331,032,913

TOTAL ASSET-BACKED SECURITIES (Cost $4,967,035,664)		$4,799,341,490

CORPORATE BONDS & NOTES — 3.8%
COMMUNICATIONS — 0.3%
Amazon.com, Inc. — 1.650% 5/12/2028	$22,427,000	$19,541,605
Frontier Communications Holdings LLC — 5.875% 10/15/2027(g)	5,925,000	5,406,562
		$24,948,167
CONSUMER, NON-CYCLICAL — 0.4%
Heartland Dental LLC/Heartland Dental Finance Corp. — 10.500% 4/30/2028(g)	$30,481,000	$30,290,494

FINANCIAL — 2.5%
Ares Capital Corp. — 2.875% 6/15/2028	$41,510,000	$34,288,630
Blackstone Private Credit Fund — 3.250% 3/15/2027	33,271,000	28,681,698
OWL Rock Core Income Corp. — 5.500% 3/21/2025	30,238,000	29,053,611
OWL Rock Core Income Corp. — 4.700% 2/8/2027	40,949,000	37,034,329
OWL Rock Core Income Corp. — 7.750% 9/16/2027(g)	49,529,000	49,222,598
OWL Rock Core Income Corp. — 7.950% 6/13/2028(g)	22,579,000	22,610,586
		$200,891,452
TECHNOLOGY — 0.6%
Hlend Senior Notes — 8.170% 3/15/2028(b)(c)(e)	$42,500,000	$42,500,000

TOTAL CORPORATE BONDS & NOTES (Cost $304,924,020)		$298,630,113

CORPORATE BANK DEBT — 1.5%
Asurion LLC, 3M USD LIBOR + 3.000% — 8.538% 11/3/2024(e)(f)(j)	$39,246,238	$39,148,122
Axiom Global, Inc., 1M SOFR + 4.750% — 9.941% 10/1/2026(e)(f)(j)	22,777,855	21,809,796
Capstone Acquisition Holdings, Inc., 2020 Delayed Draw Term Loan, 1M SOFR + 4.750% — 9.953% 11/12/2027(e)(f)(j)	1,075,465	1,032,446
Capstone Acquisition Holdings, Inc., 2020 Term Loan, 1M SOFR + 4.750% — 9.953% 11/12/2027(e)(f)(j)	18,487,676	17,748,169
Frontier Communications Corp., 1M USD LIBOR + 3.750% — 9.000% 5/1/2028(e)(f)(j)	23,263,523	22,466,747
Heartland Dental LLC, 1M SOFR + 5.000% — 10.102% 4/30/2028(e)(f)(j)	8,829,830	8,515,312

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

BONDS & DEBENTURES - Continued	Principal Amount	Fair Value
JC Penney Corp., Inc., 1M USD LIBOR + 9.500% — 9.500% 6/23/2023(e)(f)(j)	$27,218,054	$2,722
Lealand Finance Company B.V. Super Senior Exit LC — 5.250% 6/30/2024(e)(j)(k)(l)	16,770,000	(3,521,700)
Windstream Services LLC, 1M SOFR + 0.100% — 11.452% 9/21/2027(e)(f)(j)	13,065,006	12,117,793

TOTAL CORPORATE BANK DEBT (Cost $125,823,293)		$119,319,407

U.S. TREASURIES — 9.2%
U.S. Treasury Bills — 5.039% 7/11/2023(h)	$271,871,000	$271,569,876
U.S. Treasury Notes — 3.625% 5/31/2028	345,252,000	337,629,388
U.S. Treasury Notes — 4.000% 6/30/2028	122,437,000	121,774,236

TOTAL U.S. TREASURIES (Cost $734,374,507)		$730,973,500

TOTAL BONDS & DEBENTURES — 98.1% (Cost $8,068,801,098)		$7,790,164,011

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $8,208,065,508)		$7,881,665,590

SHORT-TERM INVESTMENTS — 0.3%
State Street Bank Repurchase Agreement — 1.52% 7/3/2023
(Dated 06/30/2023, repurchase price of $21,477,720, collateralized by $24,340,000 principal amount U.S. Treasury Notes— 0.500% 2026, fair value $21,904,512)(m)	$21,475,000	$21,475,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,475,000)		$21,475,000

TOTAL INVESTMENTS — 99.5% (Cost $8,229,540,508)		$7,903,140,590
Other Assets and Liabilities, net — 0.5%		40,392,851
NET ASSETS — 100.0%		$7,943,533,441

(a)	Non-income producing security.
(b)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(c)	These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund's fair value procedures. These securities constituted 1.11% of total net assets at June 30, 2023.
(d)	Affiliated Security.
(e)	Restricted securities. These restricted securities constituted 2.95% of total net assets at June 30, 2023, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(f)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of June 30, 2023. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(h)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(i)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2023.
(j)	For corporate bank debt, the rate shown represents a weighted average interest rate if a high-low range of interest rates is listed.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

(k)	As of June 30, 2023 the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. At June 30, 2023, unfunded commitments totaled $16,770,000.
(l)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(m)	Security pledged as collateral.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

June 30, 2023

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
Asurion LLC, 3M USD LIBOR + 3.000% — 8.538% 11/3/2024	08/17/2021	$39,159,167	$39,148,122	0.49%
Axiom Global, Inc., 1M SOFR + 4.750% — 9.941% 10/1/2026	11/18/2021, 11/19/2021	22,620,605	21,809,796	0.27%
BTC Holdings Fund I LLC — 8.020% 1/28/2027	09/01/2021	3,046,927	3,046,927	0.04%
BTC Offshore Holdings Fund, 3M USD LIBOR + 2.650% — 7.920% 10/20/2029	10/25/2021, 01/20/2022	18,000,000	18,000,000	0.23%
Capstone Acquisition Holdings, Inc., 2020 Delayed Draw Term Loan, 1M SOFR + 4.750% — 9.953% 11/12/2027	04/30/2021	1,072,099	1,032,446	0.01%
Capstone Acquisition Holdings, Inc., 2020 Term Loan, 1M SOFR + 4.750% — 9.953% 11/12/2027	04/30/2021	18,380,019	17,748,169	0.22%
Copper Earn Out Trust	12/07/2020	—	242,763	0.00%
Copper Property CTL Pass Through Trust	10/05/2017, 10/06/2017, 10/11/2017, 11/19/2018, 11/27/2018, 01/11/2019, 02/08/2019, 03/11/2019, 05/29/2019, 06/08/2020	25,752,396	5,462,184	0.07%
Frontier Communications Corp., 1M USD LIBOR + 3.750% — 9.000% 5/1/2028	04/09/2021	23,100,466	22,466,747	0.28%
Heartland Dental LLC, 1M SOFR + 5.000% — 10.102% 4/30/2028	08/02/2021, 08/03/2021, 08/12/2021	8,782,787	8,515,312	0.11%
Hlend Senior Notes — 8.170% 3/15/2028	02/16/2023	42,500,000	42,500,000	0.54%
JC Penney Corp., Inc. 1M USD LIBOR + 9.500% — 9.500% 6/23/2023	02/03/2021	—	2,722	0.00%
Lealand Finance Company B.V. Super Senior Exit LC — 5.250% 6/30/2024	02/28/2020	(39,512)	(3,521,700)	(0.04)%
PHI Group, Inc., Restricted	08/19/2019	31,131,405	45,677,040	0.58%
Windstream Services LLC, 1M SOFR + 0.100% — 11.452% 9/21/2027	08/11/2020	12,747,662	12,117,793	0.15%
TOTAL RESTRICTED SECURITIES		$246,254,021	$234,248,321	2.95%

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2023

(Unaudited)

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships in a manner consistent with U.S. GAAP for investment companies. The Fund applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the net asset valuation. Investments in limited partnerships are included in Level 3 of the fair value hierarchy based on the limited rights of withdrawal by the Fund as specified in the respective agreements. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of June 30, 2023:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	—	—	$45,677,040	$45,677,040
Industrials	$40,119,592	—	—	40,119,592
Retailing	—	$5,462,184	242,763	5,704,947
Commercial Mortgage-Backed Securities
Agency	—	518,687,437	—	518,687,437
Agency Stripped	—	34,941,169	—	34,941,169
Non-Agency	—	703,578,030	—	703,578,030
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	8,990,807	—	8,990,807
Agency Pool Adjustable Rate	—	260,861	—	260,861
Agency Pool Fixed Rate	—	152,485,226	—	152,485,226
Agency Stripped	—	89,577	—	89,577
Non-Agency Collateralized Mortgage Obligation	—	422,866,394	—	422,866,394
Asset-Backed Securities
Auto	—	1,078,926,740	—	1,078,926,740
Collateralized Loan Obligation	—	1,042,632,802	21,046,927	1,063,679,729
Credit Card	—	112,408,328	—	112,408,328
Equipment	—	1,198,698,166	14,595,614	1,213,293,780
Other	—	1,331,032,913	—	1,331,032,913
Corporate Bonds & Notes	—	256,130,113	42,500,000	298,630,113
Corporate Bank Debt	—	119,319,407	—	119,319,407
U.S. Treasuries	—	730,973,500	—	730,973,500
Short-Term Investments	—	21,475,000	—	21,475,000
	$40,119,592	$7,738,958,654	$124,062,344	$7,903,140,590

FPA NEW INCOME, INC.

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2023

(Unaudited)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2023:

Investments	Beginning Value at September 30, 2022	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at June 30, 2023
Common Stocks	$54,724,440	$(3,342,453)	—	—	$(5,462,184)	$45,919,803	$(2,041,932)
Asset-Backed Securities Collateralized Loan Obligation	22,787,445	—	—	$(1,740,518)	—	21,046,927	—
Asset-Backed Securities Equipment	14,837,423	131,999	—	(373,808)	—	14,595,614	131,608
Corporate Bonds & Notes	—	—	$42,500,000	—	—	42,500,000	—
Corporate Bank Debt	10,660,190	802,380	—	(11,462,570)	—	—	—
	$103,009,498	$(2,408,074)	$42,500,000	$(13,576,896)	$(5,462,184)	$124,062,344	$(1,910,324)

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $5,462,184 out of Level 3 into Level 2. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of June 30, 2023.

Financial Assets	Fair Value at June 30, 2023	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Common Stocks	$242,763	Third-Party Broker Quote (b)	Quotes/Prices	$3.50	$3.50

	45,677,040	Pricing Model (a)	Last Reported Trade	$12.00	$12.00

Asset-Backed Securities - Collateralized Loan Obligation	$21,046,927	Third-Party Broker Quote (b)	Quotes/Prices	$100.00	$100.00

Asset-Backed Securities - Equipment	$14,595,614	Third-Party Broker Quote (b)	Quotes/Prices	$87.50	$87.50

Corporate Bonds & Notes	$42,500,000	Pricing Model (c)	Cost	$100.00	$100.00

(a)  The Pricing Model technique for Level 3 securities involves recent trade activity in the security.

(b)  The Third Party Broker Quote technique for Level 3 securities involves obtaining an independent third-party broker quote for the security.

(c)  The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.